Valuation Allowances (Changes in Valuation Allowances) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		¥ 7,504	¥ 7,507	¥ 7,714
Charged to Costs or Expenses		7,264	5,778	7,701
Charged (Credited) to Other Accounts	[1]	(491)	(456)	(713)
Charge-offs		(7,058)	(5,325)	(7,195)
Balance at End of Year		7,219	7,504	7,507
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		4,119	4,217	4,363
Charged to Costs or Expenses		829	936	1,015
Charged (Credited) to Other Accounts	[1]	140	(449)	(574)
Charge-offs		(841)	(585)	(587)
Balance at End of Year		4,247	4,119	4,217
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year		3,385	3,290	3,351
Charged to Costs or Expenses		6,435	4,842	6,686
Charged (Credited) to Other Accounts	[1]	(631)	(7)	(139)
Charge-offs		(6,217)	(4,740)	(6,608)
Balance at End of Year		¥ 2,972	¥ 3,385	¥ 3,290

[1]	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.